ORGANIZATION AND BASIS OF PRESENTATION (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred revenue	$ 3,028,787	$ 1,233,754
Cash received	1,271,112	(5,969,417)
Revenue recognized	1,414,835	4,174,384
Deferred revenue	$ 2,885,064	$ 3,028,787